Shareholders' Equity (Details 4) (Stock Options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Range of Exercise Prices
Options Outstanding (in shares)	1,209
Weighted Average Exercise Price (in dollars per share)	$ 41.53
Options Exercisable (in shares)	689
Weighted Average Exercise Price (in dollars per share)	$ 34.66
Weighted Average Remaining Contractual Life	3 years 6 months
Range of Exercise Prices $12.98 - $24.23
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 12.98
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 24.23
Options Outstanding (in shares)	129
Weighted Average Exercise Price (in dollars per share)	$ 20.91
Options Exercisable (in shares)	129
Weighted Average Exercise Price (in dollars per share)	$ 20.91
Weighted Average Remaining Contractual Life	1 year 4 months 17 days
Range of Exercise Prices $24.39 - $30.35
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 24.39
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 30.35
Options Outstanding (in shares)	107
Weighted Average Exercise Price (in dollars per share)	$ 27.33
Options Exercisable (in shares)	107
Weighted Average Exercise Price (in dollars per share)	$ 27.33
Weighted Average Remaining Contractual Life	2 years 4 months 28 days
Range of Exercise Prices $33.29 - $33.29
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 33.29
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 33.29
Options Outstanding (in shares)	183
Weighted Average Exercise Price (in dollars per share)	$ 33.29
Options Exercisable (in shares)	183
Weighted Average Exercise Price (in dollars per share)	$ 33.29
Weighted Average Remaining Contractual Life	1 year 2 months 1 day
Range of Exercise Prices $33.68 - $51.48
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 33.68
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 51.48
Options Outstanding (in shares)	790
Weighted Average Exercise Price (in dollars per share)	$ 48.73
Options Exercisable (in shares)	270
Weighted Average Exercise Price (in dollars per share)	$ 45.07
Weighted Average Remaining Contractual Life	4 years 6 months 11 days